Investment Objectives and Goals	Aug. 28, 2025
Nuance Concentrated Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuance Concentrated Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nuance Concentrated Value Fund (the “Fund” or “Concentrated Value Fund”) seeks long-term capital appreciation.
Nuance Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuance Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nuance Mid Cap Value Fund (the “Fund” or “Mid Cap Value Fund”) seeks long-term capital appreciation.